Long-term Debt (Details) $ in Thousands, € in Millions			12 Months Ended
	Jan. 31, 2022 USD ($) shares	Apr. 01, 2015 EUR (€)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Apr. 28, 2021	Apr. 07, 2017 EUR (€)
Long-term Debt
Total			$ 14,744		$ 16,053
MARIADB CORPORATION AB [Member]
Long-term Debt
Total			$ 14,744	$ 29,236
Percentage of share held by shareholders			50.00%
Gain loss on extinguishment of debt			$ (148)
Loan Facility with European Investment Bank [Member] | MARIADB CORPORATION AB [Member]
Long-term Debt
Maximum loan facility available | €									€ 25.0
Series D Preferred Stock [Member] | MARIADB CORPORATION AB [Member]
Long-term Debt
Debt conversion, converted instrument shares issued | shares	2,860,997
Term loan
Long-term Debt
Total			14,622		$ 16,053	€ 15.0
Effective interest rate					6.00%	6.00%	6.00%
Term loan | MARIADB CORPORATION AB [Member]
Long-term Debt
Total			$ 14,622	$ 17,369
Effective interest rate			6.00%	6.00%
Debt instrument face amount | €									10.0
Term loan | Minimum
Long-term Debt
Debt instrument interest rate					6.00%	6.00%
Term loan | Minimum | MARIADB CORPORATION AB [Member]
Long-term Debt
Debt instrument interest rate			6.00%
Term loan | Maximum
Long-term Debt
Debt instrument interest rate					9.50%	9.50%
Term loan | Maximum | MARIADB CORPORATION AB [Member]
Long-term Debt
Debt instrument interest rate			9.50%
Capital loan | MARIADB CORPORATION AB [Member]
Long-term Debt
Total				$ 11,579
Debt instrument interest rate			0.00%					12.00%
Debt instrument face amount | €									€ 15.0
R&D loan
Long-term Debt
Total			$ 122
R&D loan | MARIADB CORPORATION AB [Member]
Long-term Debt
Total			122	288
Debt instrument interest rate		1.00%
Debt instrument face amount | €		€ 0.5
Debt instrument maturity date		Nov. 09, 2022
Debt instrument periodic payment			100	$ 100
Convertible Debt [Member]
Long-term Debt
Debt instrument face amount							$ 5,000
Convertible Debt [Member] | MARIADB CORPORATION AB [Member]
Long-term Debt
Debt instrument interest rate							6.00%
Debt discount rate							3.00%
Preferred Stock, Value, Issued			$ 50,000
Gain loss on extinguishment of debt	$ 100